Income Taxes (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Income tax expense at statutory rates			34.00%	33.00%
Non-deductible expenses			6.50%	4.80%
Non-taxable income			(12.20%)	(5.80%)
Effective tax rate	(173.00%)	39.00%	28.30%	32.00%